Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Financial income and expenses [Abstract]
Financial income and expenses - Financial income and expenses [Text Block]

Philips Group

Financial income and expenses

in millions of EUR

	2018	2019	2020
Interest income	31	27	14
Interest income from loans and receivables	8	10	8
Interest income from cash and cash equivalents	22	17	7
Dividend income from financial assets	2	52	3
Net gains from disposal of financial assets	6	2	2
Net change in fair value of financial assets at fair value through profit or loss		17	129
Other financial income	12	17	12
Financial income	51	117	160
Interest expense	(188)	(196)	(173)
Interest on debt and borrowings	(158)	(167)	(154)
Finance charges under lease contract	(7)	(6)	(6)
Interest expenses - pensions	(23)	(22)	(13)
Provision-related accretion and interest	(15)	(22)	(22)
Net foreign exchange losses	(2)	(2)	3
Net change in fair value of financial assets at fair value through profit or loss	(1)
Other financial expenses	(58)	(13)	(12)
Financial expense	(264)	(233)	(204)
Financial income and expenses	(213)	(117)	(44)